SUPPLEMENTARY FINANCIAL INFORMATION	12 Months Ended
Dec. 31, 2019
Supplementary Financial Information Schedule Of Accounts Payable Other
SUPPLEMENTARY FINANCIAL INFORMATION
NOTE 14 - SUPPLEMENTARY FINANCIAL INFORMATION:

	December 31,
	2019	2018
	U.S. dollars in thousands
a. Other current assets:
Prepaid expenses	39	109
Restricted deposits	37	21
Other	97	90
	173	220

	December 31,
	2019	2018
	U.S. dollars in thousands
b. Accounts payable - other:
Employees and employees related	345	120
Provision for vacation	231	215
Accrued expenses and other	794	755
	1,370	1,090